Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 159,562	$ 479,995
Accumulated depreciation transferred	147,071	5,908
Currency translation	6,559	25,805
Gain from plant and equipment written off		$ (5,137)
Asset Pledged as Collateral [Member]
Property, Plant and Equipment [Line Items]
Carrying value	2,411,086
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gain from plant and equipment written off	$ 5,137